Transactions with Related Parties - Additional Information (Details) - transaction	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Parent entity	GungHo Online Entertainment, Inc.
Number of related party transactions	0	0	0
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Percentage of ownership held by related party	59.31%